NET INCOME PER SHARE (Tables)	12 Months Ended
Mar. 31, 2025
Earnings per share:
SCHEDULE OF COMPUTATION OF BASIC AND DILUTED NET INCOME PER SHARE

The computation of basic and diluted net income per share for the years ended March 31, 2025, 2024 and 2023 is as follows:

	Thousands of Yen except share and per share data
	For the Fiscal Years Ended March 31,
	2025	2024	2023

Numerator:
Net income	¥753,621	¥323,605	¥354,025
Denominator:
Weighted average number of common shares outstanding used in calculating basic/diluted net income per share
Basic and Diluted	21,679,507	21,053,384	20,374,500
Net income per share
Basic and Diluted	34.76	15.37	17.38